UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22732

                    ETF Series Trust
(Exact name of registrant as specified in charter)

145 Mason Street, 2nd Floor

          Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

     Wilmington, DE 19808
(Name and address of agent for service)

With a copy to:

Allison Fumai

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Registrant's telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

MEETING DATE	HOLDING DATE	TICKER	COMPANY DESCRIPTION	PROXY DESCRIPTION	VOTE
5-Mar	10-Apr	PCLN	THE PRICELINE GROUP INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
28-Feb	30-Dec	AAPL	APPLE INC.	ELECTION OF DIRECTORS, COMP, AUDITOR, ICAHN	ABSTAIN
4-Mar	6-Jan	QCOM	QUALCOMM INCORPORATED	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
6-Mar	6-Jan	GMCR	GREEN MOUNTAIN COFFEE ROASTERS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR, ICAHN	ABSTAIN
9-Apr	11-Feb	AVGO	AVAGO TECHNOLOGIES LIMITED	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
11-Apr	20-Feb	MYL	MYLAN INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
17-Apr	18-Feb	TXI	TEXAS INSTRUMENTS INCORPORATED	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
22-Apr	21-Feb	FAST	FASTENAL COMPANY	ELECTION OF DIRECTORS, AUDITOR	ABSTAIN
24-Apr	25-Feb	ISRG	INTUITIVE SURGICAL, INC	ELECTION OF DIRECTORS, COMP	ABSTAIN
29-Apr	4-Mar	PCAR	PACCAR INC	ELECTION OF DIRECTORS, SHARES OUT, COMP, AUDITOR	ABSTAIN
29-Apr	3-Mar	DTV	DIRECTV	ELECTION OF DIRECTORS, COMP, AUDITOR, VESTING, EXECUTIVE COMP RETAIN	ABSTAIN
1-May	6-Mar	TSCO	TRACTOR SUPPLY COMPANY	ELECTION OF DIRECTORS	ABSTAIN
5-May	17-Mar	ALXN	ALEXION PHARMACEUTICALS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
6-May	7-Mar	CHTR	CHARTER COMMUNICATIONS, INC	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
6-May	3-Mar	KRFT	KRAFT FOODS GOURP, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
6-May	7-Mar	SIAL	SIGMA-ALDRICH CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
7-May	10-Mar	ESRX	EXPRESS SCRIPTS HOLDING COMPANY	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
7-May	6-Mar	EXPD	EXPEDITORS INT'L OF WASHINGTON, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR, STOCK PLANS	ABSTAIN
7-May	12-Mar	GILD	GILEAD SCIENCES, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
8-May	14-Mar	SBAC	SBA COMMUNICATIONS CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
8-May	11-Mar	CHRW	C.H. ROBINSON WORLDWIDE, INC.	ELECTION OF DIRECTORS, COMP	ABSTAIN
9-May	14-Mar	MAR	MARRIOTT INTERNATIONAL, INC	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
13-May	17-Mar	BRCM	BROADCOM CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
13-May	18-Mar	EBAY	EBAY INC.	ELECTION OF DIRECTORS, COMP, AUDITOR, SPINOFF PAYPAL	ABSTAIN
13-May	24-Mar	CTRX	CATAMARAN CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
13-May	14-Mar	ALTR	ALTERA CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
14-May	17-Mar	GOOG	GOOGLE INC.	ELECTION OF DIRECTORS, TAX, AUDIT, 2013 COMP, LOBBYING, VOTING RIGHTS, MAJORITY VOTES FOR DIRECTORS	ABSTAIN
14-May	26-Mar	AKAM	AKAMAI TECHNOLOGIES, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
15-May	17-Mar	AMGN	AMGEN INC	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
15-May	17-Mar	AMGN	AMGEN INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
16-May	24-Mar	WYNN	WYNN RESORTS, LIMITED	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
16-May	20-Mar	DISCA	DISCOVERY COMMUNICATIONS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
16-May	21-Mar	MAT	MATTELL, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
19-May	28-Mar	SIRI	SIRIUS XM HOLDINGS INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
21-May	14-Mar	MDLZ	MONDELEZ INTERNATIONAL, INC	ELECTION OF DIRECTORS, COMP	ABSTAIN
21-May	21-Mar	CMCSA	COMCAST CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
21-May	25-Mar	ROST	ROSS STORES, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
21-May	31-Mar	AMZN	AMAZON.COM, INC.	ELECTION OF DIRECTORS, AUDITOR, POLITICAL AND CHARITABLE DONATIONS	ABSTAIN
21-May	24-Mar	VRSK	VERISK ANALYTICS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
21-May	21-Mar	SRCL	STERICYCLE, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
22-May	24-Mar	INTC	INTEL CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
22-May	24-Mar	FB	FACEBOOK, INC.	ELECTION OF DIRECTORS, AUDITOR, POLITICAL AND CHARITABLE DONATIONS	ABSTAIN
22-May	1-Apr	CTXS	CITRIX SYSTEMS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
23-May	25-Mar	NVDA	NVIDIA CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
28-May	1-Apr	ILMN	ILLUMINA, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
28-May	31-Mar	HSIC	HENRY SCHEIN, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
2-Jun	9-Apr	MNST	MONSTER BEVERAGE CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
2-Jun	7-Apr	SPLS	STAPLES, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
3-Jun	10-Apr	TSLA	TESLA MOTORS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
3-Jun	7-Apr	CTSH	COGNIZANT TECHNOLOGY SOLUTIONS CORP.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
4-Jun	21-Apr	EQIX	EQUINIX, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
5-Jun	7-Apr	ATVI	ACTIVISION BLIZZARD, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR, VIVENDI	ABSTAIN
6-Jun	11-Apr	GRMN	GARMIN LTD.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
9-Jun	11-Apr	NFLX	NETFLIX, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
10-Jun	11-Apr	ADSK	AUTODESK, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
12-Jun	15-Apr	BIIB	BIOGEN IDEC INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
12-Jun	21-Apr	TRIP	TRIPADVISOR, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
13-Jun	17-Apr	REGN	REGENERON PHARMACEUTICALS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
17-Jun	21-Apr	EXPE	EXPEDIA, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
18-Jun	21-Apr	CELG	CELGENE CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
19-Jun	21-Apr	SNDK	SANDISK CORPORATION	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
19-Jun	11-Apr	DLTR	DOLLAR TREE, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
23-Jun	9-May	AMAT	APPLIED MATERIALS, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
25-Jun	28-Apr	YHOO	YAHOO! INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
26-Jun	28-Apr	LBTYA	LIBERTY GLOBAL PLC-A	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
28-Jul	25-Jun	VIP	VIMPELCOM LTD-SPON ADR	ELECTION OF DIRECTORS, AUDITOR	ABSTAIN
29-Jul	3-Jun	VOD	VODAFONE GROUP PLC-SP ADR	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
30-Jul	5-Jun	CA	CA, INC.	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN
4-Aug	19-Jun	LMCA	LIBERTY MEDIA CORP - A	ELECTION OF DIRECTORS, AUDITOR	ABSTAIN
4-Aug	19-Jun	LINTA	LIBERTY INTERACTIVE CORP-A	ELECTION OF DIRECTORS, COMP, AUDITOR	ABSTAIN

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	ETF Series Trust

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella, President and Chief Executive Officer
(principal executive officer)
Date	8/29/2014

*Print the name and title of each signing officer under his or her signature.